S000006726 [Member] Investment Objectives and Goals - Mid Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: MID CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Mid Cap Value Fund (the “Fund”) is to seek to achieve growth of capital.